Long-Term Debt Guarantors (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Debt Guarantor Disclosure [Abstract]
Condensed Consolidated Statement of Net Earnings (Loss)

Statements of Net Earnings (Loss)

	Parent and Guarantor Subsidiaries
	2023	2022
Revenue	$1,784,797	$1,474,824
Expenses	1,206,180	1,196,168
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	578,617	278,656
Net earnings (loss)	276,931	(25,780)

Condensed Consolidated Statement of Financial Position

Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2023	2022
Assets
Current assets	$363,987	$378,740
Property, plant and equipment	2,008,758	1,959,329
Other non-current assets	138,121	97,691

	Parent and Guarantor Subsidiaries
	2023	2022
Liabilities
Current liabilities	$283,242	$365,025
Long-term debt	905,811	1,085,970
Other non-current liabilities	161,134	144,477

Excluded from the statements of net earnings (loss) and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor subsidiaries:

	Parent and Guarantor Subsidiaries
	2023	2022
Assets
Accounts receivable, intercompany	$53,939	$52,649
Short-term advances to affiliates	62,519	11,753

	Parent and Guarantor Subsidiaries
	2023	2022
Liabilities
Accounts payable and accrued liabilities, intercompany	$206,340	$41,202
Long-term advances from affiliates	170,316	183,330